Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables and Accrued Expenses [Abstract]
Schedule of other payable and accrued expenses
	December 31,
	2021	2022

Employees and payroll accruals	$788	$907
Accrued expenses	2,366	1,276
Others	48	63

	$3,202	$2,246